Equity reserves	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity reserves [Text Block]
14)	Equity reserves

During the year ended December 31, 2025, the Company recognized a net share-based payment expense related to the vesting and forfeiture of stock options and restricted stock units ("RSUs") granted to the Company's directors, officers, employees and consultants of $2,289 (year ended December 31, 2024 - $1,321). The total share-based payment amount was charged to operations.

	RSUs		Options				Warrants
	Number	Value	Number		Weighted average exercise price	Value	Number		Weighted average exercise price	Value	Total
December 31, 2023	217	$830	890	C$	10.08	$4,649	328	C$	13.00	$6,721	$12,200
Granted[1]	-	308	1,618		2.51	1,504	-		-	-	1,812
Exercised	(83)	(693)	-		-	-	-		-	-	(693)
Expired	-	-	(32)		(30.40)	(544)	-		-	-	(544)
Forfeited	(64)	(205)	(332)		(6.22)	(717)	-		-	-	(922)
December 31, 2024	70	$240	2,144	C$	4.66	$4,892	328	C$	13.00	$6,721	$11,853
Granted[1]	1,888	2,004	45		2.46	554	20,178		0.57	11,583	14,141
Exercised	(599)	(204)	-		-	-	-		-	-	(204)
Expired	-	-	(88)		(6.70)	(299)	(328)		(13.00)	(6,721)	(7,020)
Forfeited	(54)	(59)	(466)		(5.07)	(870)	-		-	-	(929)
December 31, 2025	1,305	$1,981	1,635	C$	4.25	$4,277	20,178	C$	0.57	$11,583	$17,841

1. Value is equal to grant date fair value of all outstanding grants.

a) RSUs

RSUs represent a type of share-based compensation under which officers and employees of the Company are entitled to receive shares upon satisfying specified vesting conditions. The Company recognizes compensation expense on a straight-line basis over the vesting period, based on the market value of the shares at the grant date. Upon vesting, the RSUs are settled through the issuance of shares. Forfeitures are recognized as they occur.

During the year ended December 31, 2025, the Company granted 508 and 1,380 RSUs (year ended December 31, 2024 - nil) at the market price of C$1.93 and C$1.99, respectively. The fair market value of the RSUs is determined based on the closing market price of the Company's stock price on the date of issue.

	December 31,	December 31,
(in number of units)	2025	2024
Outstanding, beginning of year	70	217
Granted	1,888	-
Exercised	(599)	(83)
Forfeited	(54)	(64)
Outstanding, end of year	1,305	70

b) Stock options

The remaining weighted average contractual life of options outstanding at December 31, 2025 was 3.2 years (December 31, 2024 - 3.8 years).

	Range of prices	Number outstanding	Number exercisable	Weighted average remaining life (years)		Weighted average exercise price		Weighted average grant date share price
C$	2.46 - 5.00	1,255	868	3.6	C$	2.51	C$	2.51
	5.01 - 10.00	271	233	2.1		6.83		6.83
	15.01 - 20.00	109	109	0.7		17.77		17.77
		1,635	1,210			C$ 4.25

During the year ended December 31, 2025, the Company granted 45 stock options with a weighted average exercise price of C$2.46. The options vest over time, with one-third of a grant of 45 vesting during each period ending April 1, 2026, 2027 and 2028.

The estimated weighted average grant date fair value for these grants was C$1.10 per stock option, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate – 2.87%, expected life in years – 5, expected volatility – 66.4%, expected dividends – 0% and expected forfeiture rate – 0%.

During the year ended December 31, 2024, the Company granted 1,618 stock options with a weighted average exercise price of C$2.51. The options vest over time, with one third of a grant of 1,066 vesting during each of the three-month periods ending September 30, 2025, 2026 and 2027. A grant of 552 vested immediately.

c) Warrants

Number outstanding	Number exercisable	Grant Date	Expiry Date		Exercise price	Expected volatility	Expected life (years)	Risk-free Interest rate
19,180	19,180	12/07/25	12/07/30	C$	0.57	70.67%	5.00	3.63%
998	998	12/07/25	10/13/30	C$	0.57	70.67%	5.00	3.63%
20,178	20,178			C$	0.57

During the year ended December 31, 2025, the Company granted 20,178 (year ended December 31, 2024 – nil) warrants attached to shares issued on a one to one basis with a weighted average exercise price of C$0.57 and expiring on December 7, 2030. The Company would receive proceeds of C$11,501 if they were exercised.

The estimated weighted average grant date fair value was C$1.31 per warrant, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate – 3.63%, expected life in years – 5, expected volatility – 70.7% and a foreign exchange rate of $1 equals C$0.72. The market price on the date of issuance was C$1.88.

During the year ended December 31, 2025,  328,000 warrants expired unexercised (year ended December 31, 2024 - nil).